NOTE 3 - ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Deposit (1)	$ 2,672	$ 2,500	$ 2,338
UK VAT repayment	32,489	11,867	44,736
Prepayments	200
Accounts receivable	$ 35,361	14,367	67,275
Share subscription receivable			$ 20,201